SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—99.3%			Household Products—1.2%
Consumer Discretionary—19.8%			Church & Dwight
Distributors—1.8%			Co. , Inc.	250,240	$18,878,105
Pool Corp.	150,090	$28,422,543	Energy—1.2%
Diversified Consumer Services—2.0%			Oil, Gas & Consumable Fuels—1.2%
Bright Horizons			Cheniere Energy,
Family Solutions,			Inc.[1]	145,390	9,472,159
Inc.[1]	203,510	30,947,766	Diamondback
Entertainment—1.6%			Energy, Inc.	94,056	9,728,212
Live Nation					19,200,371
Entertainment, Inc.[1]	354,480	25,543,829	Financials—9.0%
Hotels, Restaurants & Leisure—4.6%			Capital Markets—3.6%
Chipotle Mexican			KKR & Co. , Inc. ,
Grill, Inc. , Cl. A1	28,290	22,505,544	Cl. A	329,400	8,811,450
Darden Restaurants,			MarketAxess
Inc.	98,520	11,976,091	Holdings, Inc.	36,330	12,244,663
Hilton Worldwide			MSCI, Inc. , Cl. A	129,650	29,461,666
Holdings, Inc.	125,120	12,080,336	Tradeweb Markets,
Planet Fitness, Inc. ,			Inc. , Cl. A	149,270	7,069,427
Cl. A1	323,280	25,429,205			57,587,206
		71,991,176	Commercial Banks—0.5%
Interactive Media & Services—1.7%			First Republic Bank	80,580	8,006,429
IAC/			Insurance—1.5%
InterActiveCorp[1]	111,225	26,588,336	Arthur J. Gallagher
Media—0.8%			& Co.	258,280	23,356,260
Cable One, Inc.	10,420	12,679,056	Real Estate Investment Trusts (REITs)—2.5%
Multiline Retail—0.4%			Alexandria Real
Ollie's Bargain			Estate Equities, Inc.	85,890	12,570,860
Outlet Holdings,			SBA
Inc.[1]	84,230	7,133,439	Communications
			Corp. , Cl. A1	110,980	27,235,602
Specialty Retail—4.9%					39,806,462
O'Reilly Automotive,
Inc.[1]	86,640	32,989,046	Real Estate Management & Development—0.9%
Tractor Supply Co.	213,640	23,246,168	CBRE Group, Inc. ,
Ulta Beauty, Inc.[1]	61,170	21,363,623	Cl. A1	260,770	13,823,418
		77,598,837	Health Care—15.1%
Textiles, Apparel & Luxury Goods—2.0%			Biotechnology—1.0%
lululemon athletica,			Exact Sciences
Inc.[1]	163,540	31,250,858	Corp.[1]	69,710	8,024,318
			Sarepta
Consumer Staples—3.2%			Therapeutics, Inc.[1]	51,530	7,670,241
Beverages—0.8%					15,694,559
Keurig Dr Pepper,
Inc.	442,090	12,440,413	Health Care Equipment & Supplies—8.6%
			Cooper Cos. , Inc.
Food Products—1.2%			(The)	76,110	25,679,514
McCormick & Co. ,			DexCom, Inc.[1]	138,210	21,681,003
Inc.	118,650	18,810,771

1 INVESCO OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Health Care Equipment & Supplies (Continued)			Machinery—2.8%
Edwards			IDEX Corp.	170,050$	28,605,811
Lifesciences Corp.[1]	71,340$	15,184,719	ITT, Inc.	60,930	3,803,251
IDEXX Laboratories,			Woodward, Inc.	99,650	11,164,786
Inc.[1]	90,770	25,601,678			43,573,848
Masimo Corp.[1]	91,650	14,466,953	Professional Services—4.1%
STERIS plc	106,440	15,844,658	CoStar Group, Inc.[1]	51,550	31,723,870
Varian Medical
Systems, Inc.[1]	26,590	3,120,868	IHS Markit Ltd.[1]	340,730	21,949,827
West			TransUnion	141,250	11,694,087
Pharmaceutical					65,367,784
Services, Inc.	96,970	13,311,072	Road & Rail—0.4%
		134,890,465	Old Dominion
Health Care Technology—1.0%			Freight Line, Inc.	33,950	5,668,971
Veeva Systems, Inc. ,			Information Technology—30.1%
Cl. A1	97,190	16,123,821	Communications Equipment—1.5%
Life Sciences Tools & Services—4.5%			Motorola Solutions,
Bio-Rad			Inc.	141,670	23,511,553
Laboratories, Inc. ,			Electronic Equipment, Instruments, &
Cl. A1	40,543	12,766,991	Components—3.0%
Bio-Techne Corp.	46,140	9,696,321	CDW Corp.	217,040	25,645,447
ICON plc[1]	147,360	23,013,211	Keysight
IQVIA Holdings,			Technologies, Inc.[1]	235,120	21,047,942
Inc.[1]	163,870	26,083,188			46,693,389
		71,559,711	IT Services—7.8%
Industrials—18.3%			Black Knight, Inc.[1]	130,930	8,290,488
Aerospace & Defense—3.0%			Booz Allen Hamilton
HEICO Corp.	182,080	24,899,440	Holding Corp. , Cl. A	268,423	18,454,081
TransDigm Group,			EPAM Systems, Inc.[1]	41,720	8,084,919
Inc.[1]	46,720	22,679,757	Euronet Worldwide,
		47,579,197	Inc.[1]	125,390	19,549,555
Building Products—0.8%			Total System
Masco Corp.	314,110	12,806,265	Services, Inc.	248,210	33,687,061
			Twilio, Inc. , Cl. A1	122,250	17,006,197
Commercial Services & Supplies—4.4%			WEX, Inc.[1]	79,710	17,382,360
Cintas Corp.	90,770	23,640,139			122,454,661
Copart, Inc.[1]	71,250	5,524,012
Republic Services,			Semiconductors & Semiconductor
Inc. , Cl. A	222,470	19,721,965	Equipment—5.3%
Waste Connections,			Advanced Micro
Inc.	233,155	21,151,822	Devices, Inc.[1]	492,050	14,982,923
		70,037,938	Cree, Inc.[1]	104,340	6,487,861
			KLA Corp.	58,540	7,980,173
Electrical Equipment—0.9%			Lam Research Corp.	87,220	18,194,964
AMETEK, Inc.	153,760	13,778,433	Marvell Technology
Industrial Conglomerates—1.9%			Group Ltd.	413,610	10,861,399
Roper Technologies,			Monolithic Power
Inc.	84,200	30,619,330	Systems, Inc.	114,490	16,962,838
			Xilinx, Inc.	77,640	8,867,264
					84,337,422

2 INVESCO OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

	Shares	Value		Shares	Value
Software—12.5%			Containers & Packaging—1.9%
ANSYS, Inc.[1]	43,100$	8,754,472	Avery Dennison
Aspen Technology,			Corp.	82,320	$9,456,099
Inc.[1]	60,740	8,009,784	Ball Corp.	280,080	20,020,118
Atlassian Corp. plc,					29,476,217
Cl. A1	166,790	23,370,615	Total Common Stocks
Coupa Software,			(Cost $1,185,159,708)		1,568,603,834
Inc.[1]	88,180	11,966,908
Fair Isaac Corp.[1]	59,240	20,581,161
Paycom Software,			Investment Company—0.6%
Inc.[1]	49,150	11,832,863	Invesco
RingCentral, Inc. ,			Oppenheimer
Cl. A1	276,430	39,247,531	Institutional
ServiceNow, Inc.[1]	14,065	3,901,490	Government
Splunk, Inc.[1]	92,610	12,531,059	Money Market
Synopsys, Inc.[1]	251,790	33,427,640	Fund, 2.29%[2] (Cost
Trade Desk, Inc.			$10,179,127)	10,179,127	10,179,127
(The), Cl. A1	38,620	10,169,032
Zendesk, Inc.[1]	172,680	14,429,141	Total
		198,221,696	Investments,
			at Value (Cost
Materials—2.6%			$1,195,338,835)	99.9%	1,578,782,961
Chemicals—0.5%			Net Other Assets
Ingevity Corp.[1]	83,030	8,181,776	(Liabilities)	0.1	917,955
Construction Materials—0.2%			Net Assets	100.0% $ 1,579,700,916
Martin Marietta
Materials, Inc.	15,990	3,961,523

Footnotes to Statement of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

3 INVESCO OPPENHEIMER DISCOVERY MID CAP GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

1. Securities Valuation
As of July 31, 2019, all of the securities in this Fund were valued based on Level1inputs
(see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

4 INVESCO OPPENHEIMER DISCOVERY MID CAP GROWTH FUND